DEFERRED CHARGES (Tables)	12 Months Ended
Dec. 31, 2015
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Components of other receivables, prepaid expenses and accrued income
The deferred charges are comprised of the following amounts:

(in thousands of $)	2015	2014
Debt arrangement fees and other deferred financing charges	52,150	32,903
Accumulated amortization	(9,996)	(6,102)
	42,154	26,801